Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions
Related Party Transactions

13. Related Party Transactions

A member of the Company’s Board is a partner/founder of a law firm that provided various legal services to the Company. The Company has incurred costs of $547,841 and $6,161 for the three months ended September 30, 2014 and 2013, respectively, and $1,138,938 and $35,077 for the nine months ended September 30, 2014 and 2013, respectively. Additionally, $898,530 and $208,579 was due to the related party as of September 30, 2014 and December 31, 2013, respectively. BI, the Company’s collaborative research partner (Note 11), is also an affiliate of a stockholder of the Company.

12. Related Party Transactions

        A member of the Company's Board is a partner/founder of a law firm that provided various legal services to the Company. The Company has incurred costs of $267,000 and $26,000 for the years ended December 31, 2013 and 2012, respectively. Additionally, $209,000 and $1,000 was due to the related party as of December 31, 2013 and 2012, respectively. BI, the Company's collaborative research partner (Note 10), is an affiliate of a stockholder in the Company.